Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 12.	FAIR VALUE MEASUREMENT:

We utilize the following valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and
●	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

The fair value of the contingent consideration was estimated using a discounted cash flow technique with significant inputs that are not observable in the market. The significant inputs not supported by market activity included our probability assessments of expected future cash flows related to the acquisitions during the earn-out period, appropriately discounted considering the uncertainties associated with the obligation, and calculated in accordance with the respective terms of the share purchase agreements.

No financial instruments were transferred into or out of Level 3 classification during the period ended March 31, 2020 and year ended December 31, 2019.

NOTE 16. FAIR VALUE MEASUREMENT:

We utilize the following valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

●	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of

December 31, 2019:

	Level 1	Level 2		Level 3	Total
Cash equivalents:	$-	$-	$		$-
Warrant liability				-	-
Contingent
consideration	-	-		-	-
Total	-	-		$-	$-

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3		Total
Cash equivalents:	$-	$-	$		$-
Warrant liability				4,189,388	4,189,388
Contingent consideration	-	-		605,223	605,223
Total	-	-		$4,794,611	$4,794,611

The following table presents the change in level 3 instruments:

Closing balance December 31, 2018	4,794,611
Additions during the period	$-
Paid/settlements	(4,794,611)
Total gains recognized in Statement of Operations	-
Closing balance December 31, 2019	$-

Contingent consideration pertaining to the acquisitions referred to in Note 4 above as of December 31, 2019 has been classified under Level 3 as the fair valuation of such contingent consideration has been done using one or more of the significant inputs which are not based on observable market data.

The fair value of the contingent consideration was estimated using a discounted cash flow technique with significant inputs that are not observable in the market. The significant inputs not supported by market activity included our probability assessments of expected future cash flows related to the acquisitions during the earn-out period, appropriately discounted considering the uncertainties associated with the obligation, and calculated in accordance with the respective terms of the share purchase agreements.

No financial instruments were transferred into or out of Level 3 classification during the years ended December 31, 2019 and 2018.